Fair Value Measurements and Financial Instruments - Summary of Partnership's Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payment activity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Direct financing leases	$ 3,875	$ 4,793